IFRS 7 Disclosure (Tables)	6 Months Ended
Apr. 30, 2025
Statement [Line Items]
Portfolio Market Risk Measures
The following table presents the end of quarter, average, high,

and low usage of TD’s VaR metric.
TABLE 29: PORTFOLIO MARKET RISK MEASURES
(millions of Canadian dollars) For the three months ended For the six months ended
April 30 January
31
April 30 April 30 April 30
2025 2025 2024 2025 2024
As at Average High Low Average Average Average Average
Interest rate risk $ 7.9 $ 12.8 $ 21.1 $ 7.0 $ 12.4 $ 20.8 $ 12.6 $ 19.3
Credit spread risk 20.8 20.1 23.5 16.5 19.8 26.5 19.9 27.9
Equity risk 11.9 9.6 20.8 6.8 8.3 7.5 8.9 7.3
Foreign exchange risk 3.7 3.8 6.1 2.4 4.1 3.1 3.9 2.7
Commodity risk 24.3 23.1 28.6 16.8 6.0 3.9 14.5 3.8
Idiosyncratic debt specific risk 21.5 23.4 28.0 20.1 19.6 18.9 21.5 19.9
Diversification effect 1 (51.1) (56.9) n/m 2 n/m (41.8) (52.8) (49.2) (51.9)
Total Value-at-Risk (one-day) 39.0 35.9 43.5 28.5 28.4 27.9 32.1 29.0
The aggregate VaR is less than the sum of the VaR

of the different risk types due to risk offsets resulting from portfolio diversification.
2

Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Structural Interest Rate Sensitivity Measures
The following table shows the potential before-tax

impact of an immediate and sustained

100 bps increase or decrease in interest rates

on the EVE and NIIS
measures.
TABLE 30: STRUCTURAL INTEREST RATE SENSITIVITY MEASURES
(millions of Canadian dollars) As at
April 30, 2025 January 31, 2025 April 30, 2024
EVE NII EVE NII EVE NII
Sensitivity Sensitivity 1 Sensitivity Sensitivity 1 Sensitivity Sensitivity 1
Canada U.S. Total Canada U.S. Total Total Total Total Total
Before-tax impact of

100 bps increase in rates
$ (775) $ (1,837) $ (2,612) $ 133 $ 546 $ 679 $ (2,573) $ 597 $ (2,312) $ 875

100 bps decrease in rates
596 1,520 2,116 (182) (587) (769) 2,056 (789) 1,861 (1,053)
Represents the twelve-month NII exposure to an immediate and sustained shock in rates, and may include adjustments for non-recurring items.

Summary of Liquid Assets by Type and Currency
TABLE 31: SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY
(millions of Canadian dollars, except as noted) As at
Securities
received as
collateral from
securities
financing and
Bank-owned derivative Total Encumbered Unencumbered
liquid assets transactions liquid assets liquid assets liquid assets 1
April 30, 2025
Cash and central bank reserves $ 21,197 $ – $ 21,197 $ 1,143 $ 20,054
Obligations of government, federal agencies, public sector

entities,
and multilateral development banks 2 114,129 99,988 214,117 88,361 125,756
Equities 14,618 5,302 19,920 16,926 2,994
Other debt securities 5,565 5,913 11,478 6,224 5,254
Other securities – – – – –
Total Canadian dollar-denominated 155,509 111,203 266,712 112,654 154,058
Cash and central bank reserves 112,936 – 112,936 202 112,734
Obligations of government, federal agencies, public sector

entities,
and multilateral development banks 223,076 141,884 364,960 151,044 213,916
Equities 58,390 38,475 96,865 54,332 42,533
Other debt securities 70,534 16,999 87,533 26,348 61,185
Other securities 19,756 3,776 23,532 6,429 17,103
Total non-Canadian dollar-denominated 484,692 201,134 685,826 238,355 447,471
Total $ 640,201 $ 312,337 $ 952,538 $ 351,009 $ 601,529
October 31, 2024
Total Canadian dollar

-denominated
$
163,269
$
117,083 $ 280,352 $ 110,064 $ 170,288
Total non-Canadian

dollar-denominated
482,052 179,665 661,717 247,478 414,239
Total $
645,321
$
296,748 $ 942,069 $ 357,542 $ 584,527
Unencumbered liquid assets include on-balance sheet assets, assets borrowed or purchased under resale agreements,

and other off-balance sheet collateral received less encumbered liquid assets.
2

Includes National Housing Act Mortgage-Backed Securities (NHA MBS).

Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches
TABLE 32: SUMMARY OF UNENCUMBERED LIQUID ASSETS BY

BANK, SUBSIDIARIES, AND BRANCHES
(millions of Canadian dollars)
As at

April 30 October 31
2025 2024
The Toronto-Dominion Bank (Parent) $ 251,901 $ 237,005
Bank subsidiaries 321,612 314,306
Foreign branches 28,016 33,216
Total $ 601,529 $ 584,527

Summary of Deposit Funding
TABLE 40: SUMMARY OF DEPOSIT FUNDING 1
(millions of Canadian dollars)
As at

April 30 October 31
2025 2024
Personal $ 648,504 $ 641,667
Non-personal 306,554 310,422
Total $ 955,058 $ 952,089
The calculation methodology has been changed to reflect deposit funding from personal, wealth and business banking channels.

Summary of Remaining Contractual Maturity
The following table summarizes on-balance

sheet and off-balance sheet categories by remaining

contractual maturity. Off-balance sheet commitments include
contractual obligations to make future payments

on certain lease-related commitments, certain

purchase obligations, and other liabilities.

The values of credit
instruments reported in the following

table represent the maximum amount of additional

credit that the Bank could be obligated to extend

should such instruments
be fully drawn or utilized. Since a significant

portion of guarantees and commitments

are expected to expire without being

drawn upon, the total of the contractual
amounts is not representative of expected future

liquidity requirements. These contractual

obligations have an impact on the Bank’s short-term

and long-term
liquidity and capital resource needs.
The maturity analysis presented does not depict

the degree of the Bank’s maturity transformation or

the Bank’s exposure to interest rate and liquidity risk.

The
Bank’s objective is to fund its assets appropriately

to protect against borrowing cost volatility

and potential reductions to funding market

availability. The Bank
utilizes stable non-maturity deposits (chequing

and savings accounts) and term deposits

as the primary source of long-term funding

for the Bank’s non-trading
assets including personal and business

term loans and the stable balance of revolving

lines of credit. Additionally, the Bank issues long-term funding in respect of
such non-trading assets and raises short

term funding primarily to finance trading assets.

The liquidity of trading assets under stressed

market conditions is
considered when determining the appropriate

term of the funding.
TABLE 43: REMAINING CONTRACTUAL MATURITY
(millions of Canadian dollars) As at
April 30, 2025
No
Less than 1 to 3 3 to 6 6 to 9 9 months Over 1 to Over 2 to Over specific
1 month months months months to 1 year 2 years 5 years 5 years maturity Total
Assets
Cash and due from banks $ 5,501 $ – $ – $ – $ – $ – $ – $ – $ – $ 5,501
Interest-bearing deposits with banks 137,234 266 179 – – – – – 2,065 139,744
Trading loans, securities, and other
1
3,703 4,631 4,810 4,133 4,282 16,411 27,981 31,113 97,938 195,002
Non-trading financial assets at fair
value through profit or loss 419 915 184 – 4 1,024 2,259 956 1,767 7,528
Derivatives 13,257 13,988 7,218 6,682 5,302 12,153 17,702 12,908 – 89,210
Financial assets designated at fair
value through profit or loss 377 461 340 209 330 1,420 1,837 1,534 – 6,508
Financial assets at fair value through
other comprehensive income 2,151 8,964 8,840 3,848 4,249 6,255 31,792 46,923 3,880 116,902
Debt securities at amortized cost,
net of allowances for credit losses 1,725 5,076 4,268 9,171 6,259 26,019 76,363 125,539 (3) 254,417
Securities purchased under
reverse repurchase agreements
2
135,050 34,602 26,874 7,746 9,348 527 63 – 2,266 216,476
Loans
Residential mortgages

1,498 7,644 14,934 14,054 17,954 88,138 120,399 51,677 – 316,298
Consumer instalment and other personal 1,637 3,621 5,445 4,903 7,494 31,156 82,065 35,419 62,263 234,003
Credit card – – – – – – – – 40,465 40,465
Business and government

56,288 19,021 18,152 15,713 14,658 46,369 95,650 59,170 29,204 354,225
Total loans 59,423 30,286 38,531 34,670 40,106 165,663 298,114 146,266 131,932 944,991
Allowance for loan losses – – – – – – – – (8,613) (8,613)
Loans, net of allowance for loan losses 59,423 30,286 38,531 34,670 40,106 165,663 298,114 146,266 123,319 936,378
Investment in Schwab – – – – – – – – – –
Goodwill
3
– – – – – – – – 18,703 18,703
Other intangibles
3
– – – – – – – – 3,167 3,167
Land, buildings, equipment, and other depreciable

assets, and right-of-use assets
3
– 1 1 12 8 80 661 3,014 5,934 9,711
Deferred tax assets – – – – – – – – 5,309 5,309
Amounts receivable from brokers, dealers, and clients 31,276 – – – – – – – – 31,276
Other assets 6,056 2,594 827 742 2,754 241 304 260 14,664 28,442
Total assets $ 396,172 $ 101,784 $ 92,072 $ 67,213 $ 72,642 $ 229,793 $ 457,076 $ 368,513 $ 279,009 $ 2,064,274
Liabilities
Trading deposits $ 2,708 $ 2,360 $ 3,469 $ 2,785 $ 2,789 $ 4,901 $ 7,330 $ 2,419 $ – $ 28,761
Derivatives 14,941 12,611 6,177 6,213 5,836 9,483 15,411 12,813 – 83,485
Securitization liabilities at fair value – 785 97 1,047 601 2,635 10,737 6,494 – 22,396
Financial liabilities designated at

fair value through profit or loss

51,291 39,269 50,315 28,192 24,464 174 4 – 216 193,925
Deposits
4,5
Personal 11,699 23,881 27,788 25,494 18,574 16,462 14,013 2 510,591 648,504
Banks 18,702 7,413 6,893 644 – – 3 1 11,293 44,949
Business and government 22,984 29,497 12,957 11,122 15,613 45,649 64,750 23,628 348,095 574,295
Total deposits 53,385 60,791 47,638 37,260 34,187 62,111 78,766 23,631 869,979 1,267,748
Obligations related to securities sold short
1
1,419 5,117 1,076 583 2,066 7,278 13,851 10,534 1,629 43,553
Obligations related to securities sold under repurchase

agreements 2 167,674 13,944 1,722 619 1,455 164 26 – 1,798 187,402
Securitization liabilities at amortized cost – 436 143 718 186 1,447 4,983 5,245 – 13,158
Amounts payable to brokers, dealers, and clients 31,584 – – – – – – – 523 32,107
Insurance contract liabilities 211 402 603 603 636 1,118 1,745 769 835 6,922
Other liabilities 11,657 9,744 6,288 2,778 1,455 1,881 1,875 5,482 6,852 48,012
Subordinated notes and debentures

200 – – – – – – 10,514 – 10,714
Equity – – – – – – – – 126,091 126,091
Total liabilities and equity $ 335,070 $ 145,459 $ 117,528 $ 80,798 $ 73,675 $ 91,192 $ 134,728 $ 77,901 $ 1,007,923 $ 2,064,274
Off-balance sheet commitments
Credit and liquidity commitments
6,7
$ 23,761 $ 31,442 $ 31,959 $ 23,186 $ 20,492 $ 53,728 $ 173,913 $ 4,563 $ 1,958 $ 365,002
Other commitments
8
178 118 233 322 286 931 1,593 408 43 4,112
Unconsolidated structured entity commitments 28 118 806 628 401 357 – – – 2,338
Total off-balance sheet commitments $ 23,967 $ 31,678 $ 32,998 $ 24,136 $ 21,179 $ 55,016 $ 175,506 $ 4,971 $ 2,001 $ 371,452
Amount has been recorded according to the remaining contractual maturity of the underlying security.

2

Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3

Certain non-financial assets have been recorded as having ‘no specific maturity’.
4

As the timing of demand deposits and notice deposits is non-specific and callable by the depositor,

obligations have been included as having ‘no specific maturity’.
5

Includes $
74

billion of covered bonds with remaining contractual maturities of $
10

billion in ‘over 1 to 3 months’, $
10

billion in ‘over 9 months to 1 year, $
22

billion in ‘over 1 to 2 years’,
$ 26

billion in ‘over 2 to 5 years’, and $
6

billion in ‘over 5 years’.
6

Includes $
653

million in commitments to extend credit to private equity investments.
7

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8

Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments
TABLE 43: REMAINING CONTRACTUAL MATURITY (continued)
(millions of Canadian dollars) As at
October 31, 2024
No
Less than 1 to 3 3 to 6 6 to 9 9 months Over 1 to Over 2 to Over specific
1 month months months months to 1 year 2 years 5 years 5 years maturity Total
Assets
Cash and due from banks $ 6,437 $ – $ – $ – $ – $ – $ – $ – $ – $ 6,437
Interest-bearing deposits with banks
165,665 23 – – – – – – 4,242 169,930
Trading loans, securities, and other
1 3,773 4,852 6,777 4,852 4,729 11,756 28,458 27,484 83,089 175,770
Non-trading financial assets at fair value through
profit or loss
– 2 301 1,431 96 702 810 694 1,833 5,869
Derivatives
11,235 12,059 5,501 4,257 2,587 10,485 17,773 14,164 – 78,061
Financial assets designated at fair value through
profit or loss
367 251 486 613 292 1,144 1,865 1,399 – 6,417
Financial assets at fair value through other comprehensive

income
357 7,284 6,250 6,459 9,367 5,766 19,729 34,270 4,415 93,897
Debt securities at amortized cost, net of allowance
for credit losses
1,620 4,237 4,763 6,367 4,072 30,513 93,429 126,617 (3) 271,615
Securities purchased under reverse repurchase

agreements
2 134,310 35,360 19,897 10,119 5,299 1,722 482 – 1,028 208,217
Loans
Residential mortgages

7,502 11,817 13,066 16,074 4,353 86,112 132,381 60,344 – 331,649
Consumer instalment and other personal
974 1,758 2,509 4,077 6,137 28,498 88,052 35,096 61,281 228,382
Credit card
– – – – – – – – 40,639 40,639
Business and government

55,591 15,405 10,866 19,340 18,982 47,488 98,362 61,904 29,035 356,973
Total loans 64,067 28,980 26,441 39,491 29,472 162,098 318,795 157,344 130,955 957,643
Allowance for loan losses – – – – – – – – (8,094) (8,094)
Loans, net of allowance for loan losses 64,067 28,980 26,441 39,491 29,472 162,098 318,795 157,344 122,861 949,549
Investment in Schwab – – – – – – – – 9,024 9,024
Goodwill
3 – – – – – – – – 18,851 18,851
Other intangibles
3 – – – – – – – – 3,044 3,044
Land, buildings, equipment, other depreciable
assets, and right-of-use assets
3 – 8 1 4 12 81 562 3,130 6,039 9,837
Deferred tax assets
– – – – – – – – 4,937 4,937
Amounts receivable from brokers, dealers, and clients
22,115 – – – – – – – – 22,115
Other assets
6,556 2,478 2,989 556 367 373 312 153 14,397 28,181
Total assets $ 416,502 $ 95,534 $ 73,406 $ 74,149 $ 56,293 $ 224,640 $ 482,215 $ 365,255 $ 273,757 $ 2,061,751
Liabilities
Trading deposits $ 4,522 $ 2,516 $ 2,768 $ 2,101 $ 3,715 $ 5,488 $ 7,566 $ 1,736 $ – $ 30,412
Derivatives
9,923 11,556 5,740 3,319 2,783 8,800 12,877 13,370 – 68,368
Securitization liabilities at fair value
– 1,004 328 644 97 3,313 9,443 5,490 – 20,319
Financial liabilities designated at

fair value through profit or loss

50,711 25,295 51,967 40,280 37,964 1,477 – – 220 207,914
Deposits
4,5
Personal
14,229 31,997 30,780 16,971 19,064 15,120 15,590 7 497,909 641,667
Banks
14,714 4,287 2,434 16,343 6,954 – 3 – 12,963 57,698
Business and government
23,536 24,136 11,295 19,038 9,020 37,681 76,667 24,144 343,798 569,315
Total deposits 52,479 60,420 44,509 52,352 35,038 52,801 92,260 24,151 854,670 1,268,680
Obligations related to securities sold short
1
1,431 2,392 750 971 603 8,303 10,989 12,610 1,466 39,515
Obligations related to securities sold under repurchase

agreements
2 173,741 21,172 2,096 1,036 30 1,225 23 – 2,577 201,900
Securitization liabilities at amortized cost
119 589 819 438 144 1,843 4,823 3,590 – 12,365
Amounts payable to brokers, dealers, and clients
26,598 – – – – – – – – 26,598
Insurance-related liabilities
224 448 671 671 705 1,184 1,656 727 883 7,169
Other liabilities
12,396 14,478 7,279 1,114 876 1,886 1,421 5,608 6,820 51,878
Subordinated notes and debentures

– – – 200 – – – 11,273 – 11,473
Equity – – – – – – – – 115,160 115,160
Total liabilities and equity $ 332,144 $ 139,870 $ 116,927 $ 103,126 $ 81,955 $ 86,320 $ 141,058 $ 78,555 $ 981,796 $ 2,061,751
Off-balance sheet commitments
Credit and liquidity commitments
6,7
$ 31,198 $ 28,024 $ 26,127 $ 24,731 $ 21,440 $ 52,706 $ 174,388 $ 4,743 $ 1,948 $ 365,305
Other commitments
8
113 266 270 400 254 1,019 1,591 403 50 4,366
Unconsolidated structured entity commitments – – – 125 766 490 19 – – 1,400
Total off-balance sheet commitments $ 31,311 $ 28,290 $ 26,397 $ 25,256 $ 22,460 $ 54,215 $ 175,998 $ 5,146 $ 1,998 $ 371,071
Amount has been recorded according to the remaining contractual maturity of the underlying security.

2

Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3

Certain non-financial assets have been recorded as having ‘no specific maturity’.
4

As the timing of demand deposits and notice deposits is non-specific and callable by the depositor,

obligations have been included as having ‘no specific maturity’.
5

Includes $
75

billion of covered bonds with remaining contractual maturities of $
2

billion in ‘over 3 months to 6 months’, $
10

billion in ‘over 6 months to 9 months’, $
18

billion in ‘over 1 to
2 years’, $ 37

billion in ‘over 2 to 5 years’, and $
8

billion in ‘over 5 years’.
6

Includes $
609

million in commitments to extend credit to private equity investments.
7

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8

Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.